Plumb Balanced Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

COMMON STOCKS - 67.3%	Shares	Value
Biotechnology - 0.8%
Vertex Pharmaceuticals, Inc.(a)	1,250	$585,900

Broadline Retail - 5.7%
Amazon.com, Inc.(a)	10,000	1,932,500
MercadoLibre, Inc.(a)	1,400	2,300,760
		4,233,260

Commercial Services & Supplies - 6.8%
Copart, Inc.(a)	38,000	2,058,080
Montrose Environmental Group, Inc.(a)	20,000	891,200
VSE Corp.	23,500	2,074,580
		5,023,860

Consumer Finance - 2.5%
American Express Co.	8,000	1,852,400

Energy Equipment & Services - 1.9%
Schlumberger NV	30,500	1,438,990

Financial Services - 12.5%
Corpay, Inc.(a)	3,200	852,512
Fiserv, Inc.(a)	6,000	894,240
Mastercard, Inc. - Class A	4,750	2,095,510
Toast, Inc. - Class A(a)	56,932	1,467,138
Visa, Inc. - Class A	8,500	2,230,995
WEX, Inc.(a)	9,500	1,682,830
		9,223,225

Health Care Equipment & Supplies - 2.1%
Intuitive Surgical, Inc.(a)	3,500	1,556,975

Interactive Media & Services - 3.7%
Alphabet, Inc. - Class A	15,000	2,732,250

Oil, Gas & Consumable Fuels - 3.9%
Exxon Mobil Corp.	13,000	1,496,560
Phillips 66	10,000	1,411,700
		2,908,260

Personal Care Products - 2.3%
elf Beauty, Inc.(a)	8,000	1,685,760

Pharmaceuticals - 6.4%
Eli Lilly & Co.	2,300	2,082,374
Novo Nordisk AS - ADR	18,500	2,640,690
		4,723,064

Semiconductors & Semiconductor Equipment - 9.8%
Advanced Micro Devices, Inc.(a)	10,000	1,622,100
Microchip Technology, Inc.	14,500	1,326,750
NVIDIA Corp.	35,000	4,323,900
		7,272,750

Software - 6.6%
Adobe, Inc.(a)	3,050	1,694,397
Autodesk, Inc.(a)	3,000	742,350
Microsoft Corp.	5,500	2,458,225
		4,894,972

Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	8,000	1,684,960
TOTAL COMMON STOCKS (Cost $23,942,919)		49,816,626

CORPORATE BONDS - 29.4%	Par	Value
Aerospace & Defense - 1.9%
Boeing Co.
2.95%, 02/01/2030	1,000,000	857,193
5.15%, 05/01/2030	575,000	552,807
		1,410,000

Banks - 11.4%
Amalgamated Financial Corp., 3.25% to 11/15/2026 then 3 mo. Term SOFR + 2.30%, 11/15/2031	1,000,000	839,690
Banc of California, Inc., 4.38% to 10/30/2025 then 3 mo. Term SOFR + 4.20%, 10/30/2030	1,700,000	1,568,663
Bank of America NA, 6.15% (SOFR + 0.78%), 08/18/2025	700,000	703,462
Citigroup, Inc., 4.70% to 01/30/2025 then SOFR + 3.23%, Perpetual	1,000,000	979,820
Flagstar Bancorp, Inc., 4.13% to 11/01/2025 then 3 mo. Term SOFR + 3.91%, 11/01/2030	500,000	429,118
Pinnacle Financial Partners, Inc., 4.13% to 09/15/2024 then 3 mo. LIBOR US + 2.78%, 09/15/2029 (b)	1,575,000	1,525,544
TriState Capital Holdings, Inc., 5.75% to 05/15/2025 then 3 mo. LIBOR US + 5.36%, 05/15/2030 (b)	500,000	490,541
Wells Fargo & Co., 4.05%, 08/15/2026 (c)	500,000	493,017
Western Alliance Bank, 5.25% to 06/01/2025 then 3 mo. Term SOFR + 5.12%, 06/01/2030	1,500,000	1,441,875
		8,471,730

Building Products - 2.2%
Carlisle Cos., Inc., 3.50%, 12/01/2024	500,000	495,052
Masco Corp., 7.75%, 08/01/2029	1,000,000	1,101,871
		1,596,923

Capital Markets - 3.4%
Charles Schwab Corp., 5.38% to 06/01/2025 then 5 yr. CMT Rate + 4.97%, Perpetual	1,500,000	1,486,691
Goldman Sachs Group, Inc., 7.27% (3 mo. Term SOFR + 1.96%), 04/05/2026	1,000,000	1,006,904
		2,493,595

Electric Utilities - 0.7%
Appalachian Power Co., 6.38%, 04/01/2036	500,000	519,570

Financial Services - 3.0%
Morgan Stanley Finance LLC
5.00%, 06/28/2032	1,000,000	997,191
5.85%, 05/08/2034	1,250,000	1,251,954
		2,249,145

Health Care Equipment & Services - 0.8%
CVS Health Corp., 6.94%, 01/10/2030	135,163	136,679
HCA, Inc., 3.50%, 09/01/2030	500,000	451,711
		588,390

Hotels, Restaurants & Leisure - 1.7%
Expedia Group, Inc., 5.00%, 02/15/2026	1,300,000	1,290,600

Insurance - 0.7%
Old Republic International Corp., 4.88%, 10/01/2024	500,000	498,512

IT Services - 0.5%
VeriSign, Inc., 4.75%, 07/15/2027	350,000	344,069

Oil & Gas - 1.7%
Murphy Oil USA, Inc., 5.63%, 05/01/2027	250,000	248,233
National Grid USA, 5.88%, 04/01/2033	1,000,000	994,032
		1,242,265

Oil, Gas & Consumable Fuels - 1.4%
El Paso Natural Gas Co. LLC, 7.50%, 11/15/2026	1,000,000	1,038,967
TOTAL CORPORATE BONDS (Cost $22,520,912)		21,743,766

U.S. GOVERNMENT AGENCY ISSUES - 2.0%	Par	Value
Federal Farm Credit Banks Funding Corp., 5.47%, 03/20/2026	1,000,000	999,571
Federal Home Loan Mortgage Corp., 5.50%, 02/26/2029	500,000	499,338
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $1,500,000)		1,498,909

U.S. TREASURY OBLIGATIONS - 0.7%	Par	Value
United States Treasury Note/Bond, 6.13%, 11/15/2027	500,000	526,543
TOTAL U.S. TREASURY OBLIGATIONS (Cost $527,554)		526,543

SHORT-TERM INVESTMENTS - 0.3%
Money Market Funds - 0.3%	Shares
First American Government Obligations Fund - Class X, 5.23%(d)	194,671	194,671
TOTAL SHORT-TERM INVESTMENTS (Cost $194,671)		194,671

TOTAL INVESTMENTS - 99.7% (Cost $48,686,056)		$73,780,515
Other Assets in Excess of Liabilities - 0.3%		200,637
TOTAL NET ASSETS - 100.0%		$73,981,152

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
NV - Naamloze Vennootschap
SOFR - Secured Overnight Financing Rate

(a)	Non-income producing security.
(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	Step coupon bond. The rate disclosed is as of June 30, 2024.
(d)	The rate shown represents the 7-day effective yield as of June 30, 2024.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	49,816,626	–	–	49,816,626
Corporate Bonds	–	21,743,766	–	21,743,766
U.S. Government Agency Issues	–	1,498,909	–	1,498,909
U.S. Treasury Obligations	–	526,543	–	526,543
Money Market Funds	194,671	–	–	194,671
Total Investments	50,011,297	23,769,218	–	73,780,515

Refer to the Schedule of Investments for additional information.